Investments in Joint Ventures (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of joint ventures [Line Items]
Acquisition cost		₩ 1,475,696		₩ 1,647,317
Book value [Abstract]
Beginning balance		1,813,525		1,493,275
Acquisition		90,162		237,142
Disposal		(5,359)		(1,632)
Dividends received		(79,601)		(102,126)
Share of income (loss)		129,402		147,092
Other comprehensive income (loss)		(22,189)		40,985
Others (book value)		(262,911)		(1,211)
Ending balance		₩ 1,663,029		₩ 1,813,525
KEPCO-Uhde Inc.
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	Power generation		Power generation
Location	[1]	KOREA		KOREA
Percentage of ownership	[1]	52.80%		52.80%
Effective percentage of ownership	[2]	50.80%		50.85%	[1]
Acquisition cost	[1]	₩ 11,355		₩ 11,355
Book value [Abstract]
Beginning balance		188		258
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(54)		(70)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		134		188
Share in net assets		134		188
Total assets		270		403
Total liabilities		7		34
Net assets		263		369
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		18
Profit (loss) for the period of JointVentures		(107)		₩ (139)
Eco Biomass Energy Sdn. Bhd.
Disclosure of joint ventures [Line Items]
Key operation activities				Power generation
Location				MALAYSIA
Percentage of ownership				61.53%
Effective percentage of ownership	[2]			61.53%
Acquisition cost				₩ 14,439
Book value [Abstract]
Beginning balance		0		0
Acquisition				0
Disposal				0
Dividends received				0
Share of income (loss)				0
Other comprehensive income (loss)				0
Others (book value)				0
Ending balance				0
Share in net assets				0
Total assets				0
Total liabilities				0
Net assets				0
Investment differential				0
Intercompany transaction				0
Others (consolidated FS)				0
Sales of JointVentures				0
Profit (loss) for the period of JointVentures				0
Datang Chaoyang Renewable Power Co., Ltd.
Book value [Abstract]
Beginning balance		₩ 0	[3]	27,262
Acquisition	[3]			0
Disposal	[3]			0
Dividends received	[3]			0
Share of income (loss)	[3]			743
Other comprehensive income (loss)	[3]			1,009
Others (book value)	[3]			(29,014)
Ending balance	[3]			₩ 0
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [Line Items]
Key operation activities		Holding company		Holding company
Location		NETHERLANDS		NETHERLANDS
Percentage of ownership		49.00%		49.00%
Effective percentage of ownership	[2]	49.00%		49.00%
Acquisition cost		₩ 44,405		₩ 44,405
Book value [Abstract]
Beginning balance		27,251		15,675
Acquisition		0		0
Disposal		0		(1,632)
Dividends received		(2,176)		(499)
Share of income (loss)		5,288		3,075
Other comprehensive income (loss)		(12,045)		10,632
Others (book value)		0		0
Ending balance		18,318		27,251
Share in net assets		18,318		27,251
Total assets		37,389		55,614
Total liabilities		5		0
Net assets		37,384		1,441
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (159)		₩ (187)
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	Maintenance of utility plant		Maintenance of utility plant
Location	[1]	CAYMAN		CAYMAN
Percentage of ownership	[1]	55.00%		55.00%
Effective percentage of ownership	[2]	55.00%		55.00%	[1]
Acquisition cost	[1]	₩ 30		₩ 30
Book value [Abstract]
Beginning balance		792		663
Acquisition		0		0
Disposal		0		0
Dividends received		(907)		(859)
Share of income (loss)		1,040		946
Other comprehensive income (loss)		(1)		42
Others (book value)		484		0
Ending balance		1,408		792
Share in net assets		1,408		793
Total assets		2,605		1,472
Total liabilities		45		31
Net assets		2,560
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		(1)
Sales of JointVentures		2,570		2,391
Profit (loss) for the period of JointVentures		₩ 1,892		₩ 1,719
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [Line Items]
Key operation activities		Resources development		Resources development
Location		CANADA		CANADA
Percentage of ownership		33.48%		34.07%
Effective percentage of ownership	[2]	33.41%		34.07%
Acquisition cost		₩ 26,602		₩ 26,602
Book value [Abstract]
Beginning balance		19,032		19,781
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		22		(3)
Other comprehensive income (loss)		1,508		(746)
Others (book value)		0		0
Ending balance		20,562		19,032
Share in net assets		20,562		19,032
Total assets		61,548		55,933
Total liabilities		4		64
Net assets		61,544		55,869
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ 0		₩ 0
ASM-BG Investicii AD
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		BULGARIA		BULGARIA
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 16,101		₩ 16,101
Book value [Abstract]
Beginning balance		21,379		21,202
Acquisition		0		0
Disposal		0		0
Dividends received		(4,760)		(1,039)
Share of income (loss)		2,442		2,236
Other comprehensive income (loss)		315		(1,020)
Others (book value)		0		0
Ending balance		19,376		21,379
Share in net assets		19,376		21,379
Total assets		78,191		84,924
Total liabilities		39,439		42,166
Net assets		38,752		42,758
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		13,200		12,745
Profit (loss) for the period of JointVentures		₩ 4,894		₩ 4,406
RES Technology AD
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		BULGARIA		BULGARIA
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 15,595		₩ 15,595
Book value [Abstract]
Beginning balance		15,209		14,375
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		963		812
Other comprehensive income (loss)		76		22
Others (book value)		0		0
Ending balance		16,248		15,209
Share in net assets		16,248		15,209
Total assets		66,821		69,609
Total liabilities		34,325		39,192
Net assets		32,496		30,417
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		8,384		7,879
Profit (loss) for the period of JointVentures		₩ 1,914		₩ 1,567
KV Holdings, Inc.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		PHILIPPINES		PHILIPPINES
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 2,103		₩ 2,103
Book value [Abstract]
Beginning balance		1,918		1,918
Acquisition		0		0
Disposal		0		0
Dividends received		(372)		(735)
Share of income (loss)		751		772
Other comprehensive income (loss)		144		(37)
Others (book value)		0		0
Ending balance		2,441		1,918
Share in net assets		2,441		1,918
Total assets		6,101		4,795
Total liabilities		0		0
Net assets		6,101		4,795
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		25		8
Profit (loss) for the period of JointVentures		₩ 1,876		₩ 1,257
KEPCO SPC Power Corporation
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	Construction and operation of utility plant		Construction and operation of utility plant
Location	[1]	PHILIPPINES		PHILIPPINES
Percentage of ownership	[1]	75.20%		75.20%
Effective percentage of ownership	[2]	75.20%		75.20%	[1]
Acquisition cost	[1]	₩ 94,579		₩ 94,579
Book value [Abstract]
Beginning balance		208,306		217,094
Acquisition		0		0
Disposal		0		0
Dividends received		(45,349)		(41,601)
Share of income (loss)		48,043		44,909
Other comprehensive income (loss)		3,781		(12,092)
Others (book value)		13		(4)
Ending balance		214,794		208,306
Share in net assets		214,794		208,306
Total assets		308,274		312,093
Total liabilities		22,643		35,091
Net assets		285,631		277,002
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		187,867		184,046
Profit (loss) for the period of JointVentures		₩ 64,152		₩ 59,543
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 16,621		₩ 16,621
Book value [Abstract]
Beginning balance		9,981		10,840
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(2,050)		(818)
Other comprehensive income (loss)		218		(41)
Others (book value)		0		0
Ending balance		8,149		9,981
Share in net assets		8,149		9,981
Total assets		77,313		79,354
Total liabilities		56,941		54,402
Net assets		20,372		24,952
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		6,106		8,323
Profit (loss) for the period of JointVentures		₩ (5,175)		₩ (2,046)
Datang Chifeng Renewable Power
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 121,928		₩ 121,928
Book value [Abstract]
Beginning balance		166,162		171,055
Acquisition		0		0
Disposal		0		0
Dividends received		0		(18,859)
Share of income (loss)		16,325		14,808
Other comprehensive income (loss)		2,820		(842)
Others (book value)		0		0
Ending balance		185,307		166,162
Share in net assets		185,307		166,211
Total assets		765,598		751,551
Total liabilities		302,329		336,024
Net assets		463,269		415,527
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		(49)
Sales of JointVentures		122,398		117,270
Profit (loss) for the period of JointVentures		₩ 40,371		₩ 37,159
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 10,858		₩ 10,858
Book value [Abstract]
Beginning balance		39,442	[3]	11,060
Acquisition		0		0	[3]
Disposal		0		0	[3]
Dividends received		0		0	[3]
Share of income (loss)		875		582	[3]
Other comprehensive income (loss)		707		(1,214)	[3]
Others (book value)		0		29,014	[3]
Ending balance		41,024		39,442	[3]
Share in net assets		41,024		39,442
Total assets		189,157		190,951
Total liabilities		86,596		92,347
Net assets		102,561		98,604
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		23,910		18,824
Profit (loss) for the period of JointVentures		₩ 2,188		₩ 2,557
Rabigh Electricity Company
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		SAUDI ARABIA		SAUDI ARABIA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 109,743		₩ 109,743
Book value [Abstract]
Beginning balance		105,328		99,356
Acquisition		0		0
Disposal		0		0
Dividends received		0		(29,067)
Share of income (loss)		4,355		13,305
Other comprehensive income (loss)		(1,734)		22,371
Others (book value)		1,147		(637)
Ending balance		109,096		105,328
Share in net assets		175,349		178,256
Total assets		2,538,719		2,448,690
Total liabilities		2,100,347		2,003,050
Net assets		438,372		445,640
Investment differential		0		0
Intercompany transaction		(65,450)		(70,977)
Others (consolidated FS)		(803)		(1,951)
Sales of JointVentures		208,514		274,184
Profit (loss) for the period of JointVentures		₩ 1,567		₩ 38,789
Rabigh Operation & Maintenance Company
Disclosure of joint ventures [Line Items]
Key operation activities		Maintenance of utility plant		Maintenance of utility plant
Location		SAUDI ARABIA		SAUDI ARABIA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 70		₩ 70
Book value [Abstract]
Beginning balance		5,834		3,987
Acquisition		0		0
Disposal		0		0
Dividends received		(2,222)		(1,147)
Share of income (loss)		3,070		2,820
Other comprehensive income (loss)		197		174
Others (book value)		0		0
Ending balance		6,879		5,834
Share in net assets		6,879		5,834
Total assets		36,121		26,172
Total liabilities		18,923		11,587
Net assets		17,198		14,585
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		23,777		26,387
Profit (loss) for the period of JointVentures		₩ 7,203		₩ 7,173
Jamaica Public Service Company Limited
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		JAMAICA		JAMAICA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 301,910		₩ 301,910
Book value [Abstract]
Beginning balance		239,632		221,153
Acquisition		0		0
Disposal		0		0
Dividends received		(4,631)		(4,472)
Share of income (loss)		10,166		13,099
Other comprehensive income (loss)		8,440		9,852
Others (book value)		0		0
Ending balance		253,607		239,632
Share in net assets		240,976		227,434
Total assets		1,543,049		1,396,421
Total liabilities		940,609		827,837
Net assets		602,440		568,584
Investment differential		(80,161)		(80,161)
Intercompany transaction		0		0
Others (consolidated FS)		92,792		92,359
Sales of JointVentures		1,035,399		992,677
Profit (loss) for the period of JointVentures		₩ 32,828		₩ 32,507
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Manufacturing		Manufacturing
Location		KOREA		KOREA
Percentage of ownership		45.00%		45.00%
Effective percentage of ownership	[2]	45.00%		45.00%
Acquisition cost		₩ 833		₩ 833
Book value [Abstract]
Beginning balance		7,708		6,703
Acquisition		0		0
Disposal		0		0
Dividends received		(208)		(208)
Share of income (loss)		1,552		1,213
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		9,052		7,708
Share in net assets		9,228		7,884
Total assets		31,326		24,598
Total liabilities		10,820		7,077
Net assets		20,506		17,521
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(176)		(176)
Sales of JointVentures		11,305		6,031
Profit (loss) for the period of JointVentures		₩ 3,837		₩ 2,543
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		25.00%		25.00%
Effective percentage of ownership	[2]	25.00%		25.00%
Acquisition cost		₩ 2,100		₩ 2,100
Book value [Abstract]
Beginning balance		4,761		4,346
Acquisition		0		0
Disposal		0		0
Dividends received		(430)		(340)
Share of income (loss)		714		755
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		5,045		4,761
Share in net assets		5,045		4,761
Total assets		42,318		45,538
Total liabilities		22,137		26,494
Net assets		20,181		19,044
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		7,843		7,901
Profit (loss) for the period of JointVentures		₩ 2,856		₩ 3,018
GS Donghae Electric Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		0.00%		34.00%
Effective percentage of ownership	[2]	0.00%		34.00%
Acquisition cost		₩ 0		₩ 204,000
Book value [Abstract]
Beginning balance		240,591		220,727
Acquisition		0		0
Disposal		0		0
Dividends received		(10,200)		0
Share of income (loss)		25,787		20,061
Other comprehensive income (loss)		0		0
Others (book value)		(256,178)		(197)
Ending balance		0		240,591
Share in net assets		0		240,591
Total assets		0		2,259,129
Total liabilities		0		1,551,509
Net assets		0		707,620
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		787,425
Profit (loss) for the period of JointVentures		₩ 0		₩ 58,976
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Exporting products and technology of small or medium business by proxy		Exporting products and technology of small or medium business by proxy
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 290		₩ 290
Book value [Abstract]
Beginning balance		515		577
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		56		(62)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		571		515
Share in net assets		571		515
Total assets		2,993		2,039
Total liabilities		1,025		263
Net assets		1,968		1,776
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		3,323		1,368
Profit (loss) for the period of JointVentures		₩ 134		₩ (134)
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 1,856		₩ 1,856
Book value [Abstract]
Beginning balance		2,676		2,463
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		207		213
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		2,883		2,676
Share in net assets		2,883		2,676
Total assets		17,653		18,443
Total liabilities		7,712		9,215
Net assets		9,941		9,228
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		2,991		2,986
Profit (loss) for the period of JointVentures		709		692
KODE NOVUS I LLC
Book value [Abstract]
Other comprehensive income (loss)	[4]			1,374
Others (book value)	[4]			(1,374)
KODE NOVUS II LLC
Book value [Abstract]
Other comprehensive income (loss)	[5]			810
Others (book value)	[5]			₩ (810)
Daejung Offshore Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities				Power generation
Location				KOREA
Percentage of ownership				49.90%
Effective percentage of ownership	[2]			49.90%
Acquisition cost				₩ 0
Book value [Abstract]
Beginning balance		2,669		2,669
Acquisition				0
Disposal				0
Dividends received				0
Share of income (loss)		(308)		(300)
Other comprehensive income (loss)				0
Others (book value)		₩ (2,361)
Ending balance				2,669
Share in net assets				0
Total assets				0
Total liabilities				0
Net assets				0
Investment differential				0
Intercompany transaction				0
Others (consolidated FS)				0
Sales of JointVentures				0
Profit (loss) for the period of JointVentures				₩ 0
Significant restrictions on its abilities				Before the commencement of the operation, shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Amman Asia Electric Power Company
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	Power generation		Power generation
Location	[1]	JORDAN		JORDAN
Percentage of ownership	[1]	60.00%		60.00%
Effective percentage of ownership	[2]	60.00%		60.00%	[1]
Acquisition cost	[1]	₩ 111,476		₩ 111,476
Book value [Abstract]
Beginning balance		177,357		145,676
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		20,648		19,604
Other comprehensive income (loss)		(5,841)		12,077
Others (book value)		0		0
Ending balance		192,164		177,357
Share in net assets		192,164		177,445
Total assets		821,997		792,532
Total liabilities		501,723		496,791
Net assets		320,274		295,741
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		(88)
Sales of JointVentures		23,866		23,676
Profit (loss) for the period of JointVentures		₩ 34,424		₩ 32,674
KAPES, Inc.
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	R&D		R&D
Location	[1]	KOREA		KOREA
Percentage of ownership	[1]	51.00%		51.00%
Effective percentage of ownership	[2]	51.00%		51.00%	[1]
Acquisition cost	[1]	₩ 5,629		₩ 5,629
Book value [Abstract]
Beginning balance		9,079		7,476
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		1,767		1,543
Other comprehensive income (loss)		0		0
Others (book value)		(14)		60
Ending balance		10,832		9,079
Share in net assets		10,832		9,079
Total assets		124,396		82,494
Total liabilities		103,158		64,691
Net assets		21,238		17,803
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		93,831		57,047
Profit (loss) for the period of JointVentures		₩ 3,465		₩ 4,710
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		0.00%		34.00%
Effective percentage of ownership	[2]	0.00%		34.00%
Acquisition cost		₩ 0		₩ 61,540
Book value [Abstract]
Beginning balance		19,912		57,928
Acquisition		0		0
Disposal		(5,359)		0
Dividends received		0		0
Share of income (loss)		(657)		(38,042)
Other comprehensive income (loss)		16		(65)
Others (book value)		(13,912)		91
Ending balance		0		19,912
Share in net assets		0		17,294
Total assets		0		51,125
Total liabilities		0		260
Net assets		0		50,865
Investment differential		0		2,618
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ 0		₩ (111,789)
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 3,480		₩ 3,480
Book value [Abstract]
Beginning balance		4,860		4,302
Acquisition		0		0
Disposal		0		0
Dividends received		(587)		(348)
Share of income (loss)		102		906
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		4,375		4,860
Share in net assets		4,343		4,828
Total assets		39,680		43,713
Total liabilities		24,703		27,066
Net assets		14,977		16,647
Investment differential		32		32
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		5,365		7,700
Profit (loss) for the period of JointVentures		₩ 354		₩ 3,122
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.90%		29.90%
Effective percentage of ownership	[2]	29.90%		29.90%
Acquisition cost		₩ 52,700		₩ 52,700
Book value [Abstract]
Beginning balance		42,505		48,118
Acquisition		0	[6]	0
Disposal		0	[6]	0
Dividends received		0	[6]	0
Share of income (loss)		(7,385)	[6]	(5,613)
Other comprehensive income (loss)		0	[6]	0
Others (book value)		(248)	[6]	0
Ending balance		34,872	[6]	42,505
Share in net assets		35,117		42,502
Total assets		607,823		666,050
Total liabilities		490,375		523,904
Net assets		117,448		142,146
Investment differential		0		3
Intercompany transaction		0		0
Others (consolidated FS)		(245)		0
Sales of JointVentures		313,438		320,950
Profit (loss) for the period of JointVentures		₩ (24,490)		₩ (19,133)
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation	[7]
Location		KOREA		KOREA	[7]
Percentage of ownership		15.00%		15.00%	[7]
Effective percentage of ownership	[2]	15.00%		15.00%	[7]
Acquisition cost		₩ 3,000		₩ 3,000	[7]
Book value [Abstract]
Beginning balance		2,843		2,734
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		197		109
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		3,040		2,843
Share in net assets		3,035		2,837
Total assets		99,552		99,368
Total liabilities		79,322		80,450
Net assets		20,230		18,918
Investment differential		5		6
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		11,739		11,366
Profit (loss) for the period of JointVentures		₩ 1,342		₩ 734
Nghi Son 2 Power LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		VIETNAM		VIETNAM
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 2,781		₩ 2,781
Book value [Abstract]
Beginning balance		0		183
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		2,657
Other comprehensive income (loss)		0		(2,840)
Others (book value)		0		0
Ending balance		0		0
Share in net assets		(102,825)		(41,660)
Total assets		1,589,928		477,947
Total liabilities		1,795,578		561,266
Net assets		(205,650)		(83,319)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		102,825		41,660
Sales of JointVentures		1,008,326		144,381
Profit (loss) for the period of JointVentures		71,803		8,979
Unrecognized equity interest		61,165		41,659
Accumulated unrecognized equity interest		₩ 102,824		₩ 41,659
Kelar S.A
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	Power generation		Power generation
Location	[1]	CHILE		CHILE
Percentage of ownership	[1]	65.00%		65.00%
Effective percentage of ownership	[2]	65.00%		65.00%	[1]
Acquisition cost	[1]	₩ 78,060		₩ 78,060
Book value [Abstract]
Beginning balance		72,824		67,233
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		3,435		2,732
Other comprehensive income (loss)		(8,416)		2,859
Others (book value)		2,619		0
Ending balance		70,462		72,824
Share in net assets		67,794		70,246
Total assets		634,633		626,206
Total liabilities		530,335		518,135
Net assets		104,298		108,071
Investment differential		2,668		2,470
Intercompany transaction		0		0
Others (consolidated FS)		0		108
Sales of JointVentures		86,702		87,507
Profit (loss) for the period of JointVentures		₩ 8,867		₩ 8,587
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained
PT. Tanjung Power Indonesia
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		INDONESIA
Percentage of ownership		35.00%		35.00%
Effective percentage of ownership	[2]	35.00%		35.00%
Acquisition cost		₩ 26,892		₩ 746
Book value [Abstract]
Beginning balance		7,081		1,776
Acquisition		26,146		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		5,601		3,373
Other comprehensive income (loss)		(4,489)		1,928
Others (book value)		(12)		4
Ending balance		34,327		7,081
Share in net assets		34,327		7,081
Total assets		654,365		505,551
Total liabilities		556,287		485,321
Net assets		98,078		20,230
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		109,825		109,029
Profit (loss) for the period of JointVentures		₩ 16,489		₩ 9,717
Incheon New Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 461		₩ 461
Book value [Abstract]
Beginning balance		579		619
Acquisition		0	[8]	0
Disposal		0	[8]	0
Dividends received		0	[8]	(41)
Share of income (loss)		(232)	[8]	1
Other comprehensive income (loss)		0	[8]	0
Others (book value)		(347)	[8]	0
Ending balance		0	[8]	579
Share in net assets		347		579
Total assets		4,749		6,559
Total liabilities		3,553		4,563
Net assets		1,196		1,996
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(347)		0
Sales of JointVentures		1,951		2,687
Profit (loss) for the period of JointVentures		₩ (800)		₩ 3
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 15,370		₩ 15,370
Book value [Abstract]
Beginning balance		16,751		13,786
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		591		2,965
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		17,342		16,751
Share in net assets		17,342		16,751
Total assets		242,332		253,544
Total liabilities		182,533		195,782
Net assets		59,799		57,762
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		44,733		50,052
Profit (loss) for the period of JointVentures		₩ 2,606		₩ 10,224
Daehan Wind Power PSC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		JORDAN		JORDAN
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 3,191		₩ 3,191
Book value [Abstract]
Beginning balance		1,632		0
Acquisition		0		2,288
Disposal		0		0
Dividends received		0		0
Share of income (loss)		66		(1,311)
Other comprehensive income (loss)		59		37
Others (book value)		0		618
Ending balance		1,757		1,632
Share in net assets		1,757		1,632
Total assets		89,904		33,081
Total liabilities		86,390		29,817
Net assets		3,514		3,264
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		(767)		(1,799)
Unrecognized equity interest		0
Unrecognized equity interest				(412)
Accumulated unrecognized equity interest		₩ 0		₩ 0
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Barakah One Company
Disclosure of joint ventures [Line Items]
Key operation activities	[9]	Power generation		Power generation
Location	[9]	UAE		UAE
Percentage of ownership	[9]	18.00%		18.00%
Effective percentage of ownership	[2]	18.00%		18.00%	[9]
Acquisition cost	[9]	₩ 118		₩ 118
Book value [Abstract]
Beginning balance		3,807		626
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(2,668)		2,162
Other comprehensive income (loss)		(1,139)		1,019
Others (book value)		0		0
Ending balance		0		3,807
Share in net assets		(38,842)		3,807
Total assets		24,330,632		21,480,187
Total liabilities		24,546,421		21,459,035
Net assets		(215,789)		21,152
Investment differential		0		0
Intercompany transaction		(77,254)		0
Others (consolidated FS)		116,096		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		(112,114)		(3,062)
Unrecognized equity interest		116,096		0
Accumulated unrecognized equity interest		₩ 116,096		₩ 0
Nawah Energy Company
Disclosure of joint ventures [Line Items]
Key operation activities	[9]	Operation of utility plant		Operation of utility plant
Location	[9]	UAE		UAE
Percentage of ownership	[9]	18.00%		18.00%
Effective percentage of ownership	[2]	18.00%		18.00%	[9]
Acquisition cost	[9]	₩ 296		₩ 296
Book value [Abstract]
Beginning balance		274		258
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		4
Other comprehensive income (loss)		11		12
Others (book value)		0		0
Ending balance		285		274
Share in net assets		285		274
Total assets		120,987		70,386
Total liabilities		119,405		68,864
Net assets		1,582		1,522
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ 3		₩ 0
MOMENTUM
Disclosure of joint ventures [Line Items]
Key operation activities		International thermonuclear experimental reactor construction management		International thermonuclear experimental reactor construction management
Location		FRANCE		FRANCE
Percentage of ownership		33.33%		33.33%
Effective percentage of ownership	[2]	33.33%		33.33%
Acquisition cost		₩ 1		₩ 1
Book value [Abstract]
Beginning balance		582		391
Acquisition		0		0
Disposal		0		0
Dividends received		(411)		0
Share of income (loss)		380		195
Other comprehensive income (loss)		2		(4)
Others (book value)		0		0
Ending balance		553		582
Share in net assets		553		582
Total assets		8,904		7,476
Total liabilities		7,245		5,730
Net assets		1,659		1,746
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		21,171		16,933
Profit (loss) for the period of JointVentures		₩ 1,099		₩ 520
Daegu Green Power
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	54.24%		29.00%
Acquisition cost		₩ 46,225		₩ 46,225
Book value [Abstract]
Beginning balance		41,110		42,391
Acquisition		0	[10]	0
Disposal		0	[10]	0
Dividends received		0	[10]	0
Share of income (loss)		3,599	[10]	(1,283)
Other comprehensive income (loss)		0	[10]	0
Others (book value)		(21,885)	[10]	2
Ending balance		22,824	[10]	41,110
Share in net assets		43,124		19,514
Total assets		579,593		591,263
Total liabilities		500,092		523,972
Net assets		79,501		67,291
Investment differential		84		84
Intercompany transaction		0		0
Others (consolidated FS)		(20,384)		21,512
Sales of JointVentures		301,339		291,734
Profit (loss) for the period of JointVentures		₩ 4,899		₩ (4,424)
Shareholders' agreements that may cause future economic resource or cash outflows		The Group has a right to purchase all the shares of Daegu Green Power Co., Ltd. held by the financial investores at the yield-based transfer amount agreed with the shareholders.The Group can exercise its right 5, 10 and 13 years after the date of the investment. The Group has a right to purchase all or part of the shares of Daegu Green Power Co., Ltd. held by Lotte Engineering & Construction Co. at the yield-based transfer amount agreed with the shareholders
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions is obtained.		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions is obtained.
Yeonggwang Wind Power Co., Ltd
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		46.00%		41.00%
Effective percentage of ownership	[2]	46.00%		41.00%
Acquisition cost		₩ 17,475		₩ 15,375
Book value [Abstract]
Beginning balance		15,304		15,294
Acquisition		2,100		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		223		10
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		17,627		15,304
Share in net assets		17,135		15,074
Total assets		262,610		255,777
Total liabilities		225,361		219,013
Net assets		37,249		36,764
Investment differential		492		230
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		24,256		0
Profit (loss) for the period of JointVentures		₩ (2,032)		₩ (145)
Shareholders' agreements that may cause future economic resource or cash outflows		In case the Group intends to purchase all or part of the shares from Daehan Green Energy Co., Ltd., which is a non-controlling shareholder, Daehan Green Energy Co., Ltd. has an obligation to evaluate the shares at fair value and transfer them to the Group.
Chester Solar IV SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation	[1]
Location		CHILE		CHILE	[1]
Percentage of ownership		45.00%		81.82%	[1]
Effective percentage of ownership	[2]	45.00%		81.82%	[1]
Acquisition cost		₩ 1,700		₩ 1,700	[1]
Book value [Abstract]
Beginning balance		1,851		1,700
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(1,746)		301
Other comprehensive income (loss)		(55)		(150)
Others (book value)		622		0
Ending balance		672		1,851
Share in net assets		614		1,794
Total assets		13,443		15,307
Total liabilities		12,079		13,114
Net assets		1,364		2,193
Investment differential		58		57
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		1,590		1,415
Profit (loss) for the period of JointVentures		₩ (1,057)		₩ 609
Shareholders' agreements that may cause future economic resource or cash outflows		According to the shareholders' agreement, the Group has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise.According to the shareholders' agreement, when Sprott Chile SolarISpA intends to sell its shares
Significant restrictions on its abilities		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Chester Solar V SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation	[1]
Location		CHILE		CHILE	[1]
Percentage of ownership		45.00%		81.82%	[1]
Effective percentage of ownership	[2]	45.00%		81.82%	[1]
Acquisition cost		₩ 525		₩ 525	[1]
Book value [Abstract]
Beginning balance		474		525
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(619)		(21)
Other comprehensive income (loss)		(6)		(30)
Others (book value)		297		0
Ending balance		146		474
Share in net assets		23		356
Total assets		4,677		4,759
Total liabilities		4,625		4,324
Net assets		52		435
Investment differential		123		118
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		519		298
Profit (loss) for the period of JointVentures		₩ (402)		₩ (19)
Shareholders' agreements that may cause future economic resource or cash outflows		According to the shareholders' agreement, the Group has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise.According to the shareholders' agreement, when Sprott Chile SolarISpA intends to sell its shares.
Significant restrictions on its abilities		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained
Diego de Almagro Solar SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation	[1]
Location		CHILE		CHILE	[1]
Percentage of ownership		45.00%		81.82%	[1]
Effective percentage of ownership	[2]	45.00%		81.82%	[1]
Acquisition cost		₩ 2,091		₩ 2,091	[1]
Book value [Abstract]
Beginning balance		1,663		2,091
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(1,014)		(299)
Other comprehensive income (loss)		(86)		(129)
Others (book value)		472		0
Ending balance		1,035		1,663
Share in net assets		937		1,569
Total assets		18,984		21,317
Total liabilities		16,901		19,399
Net assets		2,083		1,918
Investment differential		98		94
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		1,954		78
Profit (loss) for the period of JointVentures		₩ (1,104)		₩ (340)
Shareholders' agreements that may cause future economic resource or cash outflows		According to the shareholders' agreement, the Group has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise.According to the shareholders' agreement, when Sprott Chile SolarISpA intends to sell its shares.
Significant restrictions on its abilities		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
South Jamaica Power Company Limited
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		JAMAICA		JAMAICA
Percentage of ownership		20.00%		20.00%
Effective percentage of ownership	[2]	20.00%		20.00%
Acquisition cost		₩ 20,521		₩ 16,231
Book value [Abstract]
Beginning balance		16,124		6,704
Acquisition		4,290		9,141
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(7,131)		(184)
Other comprehensive income (loss)		580		463
Others (book value)		0		0
Ending balance		13,863		16,124
Share in net assets		13,863		16,124
Total assets		364,347		294,341
Total liabilities		295,029		213,723
Net assets		69,318		80,618
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		7,224		0
Profit (loss) for the period of JointVentures		₩ (35,650)		₩ (932)
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		35.00%		35.00%
Effective percentage of ownership	[2]	35.00%		35.00%
Acquisition cost		₩ 17,850		₩ 17,850
Book value [Abstract]
Beginning balance		17,433		0
Acquisition		0		17,850
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(251)		(417)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		17,182		17,433
Share in net assets		17,182		17,433
Total assets		232,170		52,582
Total liabilities		183,079		2,774
Net assets		49,091		49,808
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (717)		₩ (1,192)
RE Holiday Holdings LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 42,948		₩ 42,948
Book value [Abstract]
Beginning balance		51,094		0
Acquisition		0		42,948
Disposal		0		0
Dividends received		0		(112)
Share of income (loss)		(6,525)		8,055
Other comprehensive income (loss)		(2,500)		203
Others (book value)		1		0
Ending balance		42,070		51,094
Share in net assets		42,070		51,094
Total assets		331,862		334,742
Total liabilities		247,722		232,553
Net assets		84,140		102,189
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		18,744		9,451
Profit (loss) for the period of JointVentures		₩ (345)		₩ 1,319
RE Pioneer Holdings LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 27,891		₩ 27,891
Book value [Abstract]
Beginning balance		38,898		0
Acquisition		0		27,891
Disposal		0		0
Dividends received		(939)		(979)
Share of income (loss)		(5,507)		11,585
Other comprehensive income (loss)		(1,296)		401
Others (book value)		0		0
Ending balance		31,156		38,898
Share in net assets		31,156		38,898
Total assets		246,571		252,512
Total liabilities		184,258		174,717
Net assets		62,313		77,795
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		12,207		12,364
Profit (loss) for the period of JointVentures		₩ (1,912)		₩ 6,544
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 28,021		₩ 28,021
Book value [Abstract]
Beginning balance		41,415		0
Acquisition		0		28,021
Disposal		0		0
Dividends received		(1,152)		(1,114)
Share of income (loss)		4,609		13,994
Other comprehensive income (loss)		(1,957)		514
Others (book value)		1		0
Ending balance		42,916		41,415
Share in net assets		42,916		41,415
Total assets		209,850		221,304
Total liabilities		124,017		138,473
Net assets		85,833		82,831
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		10,384		10,567
Profit (loss) for the period of JointVentures		₩ 7,630		₩ 8,625
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 5,188		₩ 5,188
Book value [Abstract]
Beginning balance		5,410		0
Acquisition		0		5,188
Disposal		0		0
Dividends received		(430)		(504)
Share of income (loss)		430		866
Other comprehensive income (loss)		192		(140)
Others (book value)		0		0
Ending balance		5,602		5,410
Share in net assets		5,602		5,410
Total assets		11,422		11,030
Total liabilities		217		210
Net assets		11,205		10,820
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		656		619
Profit (loss) for the period of JointVentures		₩ 651		₩ 583
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 2,187		₩ 2,187
Book value [Abstract]
Beginning balance		1,898		0
Acquisition		0		2,187
Disposal		0		0
Dividends received		(194)		(202)
Share of income (loss)		172		(25)
Other comprehensive income (loss)		90		(62)
Others (book value)		0		0
Ending balance		1,966		1,898
Share in net assets		1,966		1,898
Total assets		4,019		3,881
Total liabilities		87		84
Net assets		3,932		3,797
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		262		248
Profit (loss) for the period of JointVentures		₩ 260		₩ 230
Laurel SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation	[1]
Location		CHILE		CHILE	[1]
Percentage of ownership		45.00%		81.82%	[1]
Effective percentage of ownership	[2]	45.00%		81.82%	[1]
Acquisition cost		₩ 1,222		₩ 1,222	[1]
Book value [Abstract]
Beginning balance		921		0
Acquisition		0		1,222
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(665)		(309)
Other comprehensive income (loss)		(82)		8
Others (book value)		421		0
Ending balance		595		921
Share in net assets		406		739
Total assets		12,979		5,475
Total liabilities		12,076		4,572
Net assets		903		903
Investment differential		189		182
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		961		0
Profit (loss) for the period of JointVentures		₩ (1,130)		₩ (369)
Shareholders' agreements that may cause future economic resource or cash outflows		According to the shareholders' agreement, the Group has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise.According to the shareholders' agreement, when Sprott Chile SolarISpA intends to sell its shares
Significant restrictions on its abilities		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [Line Items]
Key operation activities	[7]	Power generation		Power generation
Location	[7]	AUSTRALIA		AUSTRALIA
Percentage of ownership	[7]	12.37%		12.37%
Effective percentage of ownership	[2]	12.37%		12.37%	[7]
Acquisition cost	[7]	₩ 4,095		₩ 4,095
Book value [Abstract]
Beginning balance		3,940		0
Acquisition		0		4,095
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(28)		(23)
Other comprehensive income (loss)		112		(132)
Others (book value)		0		0
Ending balance		4,024		3,940
Share in net assets		4,015		3,931
Total assets		32,883		31,958
Total liabilities		425		173
Net assets		32,458		31,785
Investment differential		9		9
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (232)		₩ (222)
Chile Solar JV SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHILE		CHILE
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 37,689		₩ 36,654
Book value [Abstract]
Beginning balance		36,865		0
Acquisition		0		36,654
Disposal		0		0
Dividends received		0		0
Share of income (loss)		842		4,453
Other comprehensive income (loss)		(2,849)		(5,278)
Others (book value)		1		1,036
Ending balance		34,859		36,865
Share in net assets		34,859		36,865
Total assets		69,903		73,740
Total liabilities		186		10
Net assets		69,717		73,730
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		591		73
Profit (loss) for the period of JointVentures		₩ 1,686		₩ 8,906
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		37.78%		46.58%
Effective percentage of ownership	[2]	37.78%		46.58%
Acquisition cost		₩ 8,500		₩ 8,500
Book value [Abstract]
Beginning balance		8,508		0
Acquisition		0		8,500
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(651)		8
Other comprehensive income (loss)		(9)		0
Others (book value)		(2)		0
Ending balance		7,846		8,508
Share in net assets		7,846		8,508
Total assets		70,270		18,766
Total liabilities		49,500		499
Net assets		20,770		18,267
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (1,602)		₩ 18
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.01%		24.76%
Effective percentage of ownership	[2]	29.01%		24.76%
Acquisition cost		₩ 3,200		₩ 2,073
Book value [Abstract]
Beginning balance		2,073		0
Acquisition		1,127		2,073
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(153)		0
Other comprehensive income (loss)		(4)		0
Others (book value)		0		0
Ending balance		3,043		2,073
Share in net assets		2,982		2,029
Total assets		51,247		8,221
Total liabilities		40,969		24
Net assets		10,278		8,197
Investment differential		61		44
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (549)		₩ 0
Chester Solar I SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation	[1]
Location		CHILE		CHILE	[1]
Percentage of ownership		45.00%		81.82%	[1]
Effective percentage of ownership	[2]	45.00%		81.82%	[1]
Acquisition cost		₩ 1,181		₩ 1,181	[1]
Book value [Abstract]
Beginning balance		1,181		0
Acquisition		0		1,181
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(112)		0
Other comprehensive income (loss)		(79)		0
Others (book value)		167		0
Ending balance		1,157		1,181
Share in net assets		908		940
Total assets		7,859		1,712
Total liabilities		5,842		562
Net assets		2,017		1,150
Investment differential		249		241
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (204)		₩ (81)
Shareholders' agreements that may cause future economic resource or cash outflows		According to the shareholders' agreement, the Group has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise.According to the shareholders' agreement, when Sprott Chile SolarISpA intends to sell its shares.
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		PHILIPPINES		PHILIPPINES
Percentage of ownership		38.00%		38.00%
Effective percentage of ownership	[2]	38.00%		38.00%
Acquisition cost		₩ 47,903		₩ 47,903
Book value [Abstract]
Beginning balance		47,903		0
Acquisition		0		47,903
Disposal		0		0
Dividends received		(4,633)		0
Share of income (loss)		4,305		0
Other comprehensive income (loss)		1,355		0
Others (book value)		0		0
Ending balance		48,930		47,903
Share in net assets		19,236		26,764
Total assets		98,577		121,650
Total liabilities		47,956		51,219
Net assets		50,621		70,431
Investment differential		29,694		21,139
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		18,720		16,689
Profit (loss) for the period of JointVentures		₩ 11,331		₩ 8,732
Jeongam Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		40.00%
Effective percentage of ownership	[2]	40.00%
Acquisition cost		₩ 5,580
Book value [Abstract]
Acquisition		0
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		4,437
Ending balance		4,437
Share in net assets		4,437
Total assets		94,134
Total liabilities		83,041
Net assets		11,093
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		11,644
Profit (loss) for the period of JointVentures		₩ 2,005
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Construction and service
Location		KOREA
Percentage of ownership		29.00%
Effective percentage of ownership	[2]	29.00%
Acquisition cost		₩ 290
Book value [Abstract]
Acquisition		0
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		4,902
Ending balance		4,902
Share in net assets		4,902
Total assets		19,052
Total liabilities		2,150
Net assets		16,902
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		12,284
Profit (loss) for the period of JointVentures		₩ 1,749
Saemangeum Solar Power Co., Ltd
Disclosure of joint ventures [Line Items]
Key operation activities	[11]	Power generation
Location	[11]	KOREA
Percentage of ownership	[11]	81.00%
Effective percentage of ownership	[2]	81.00%
Acquisition cost	[11]	₩ 10,000
Book value [Abstract]
Acquisition		10,000
Disposal		0
Dividends received		0
Share of income (loss)		(1,676)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		8,324
Share in net assets		8,481
Total assets		13,740
Total liabilities		3,270
Net assets		10,470
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		(157)
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (1,875)
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		29.00%
Effective percentage of ownership	[2]	29.00%
Acquisition cost		₩ 2,900
Book value [Abstract]
Acquisition		2,900
Disposal		0
Dividends received		0
Share of income (loss)		(136)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		2,764
Share in net assets		982
Total assets		27,659
Total liabilities		24,272
Net assets		3,387
Investment differential		1,782
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (1,365)
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		29.00%
Effective percentage of ownership	[2]	29.00%
Acquisition cost		₩ 2,494
Book value [Abstract]
Acquisition		2,494
Disposal		0
Dividends received		0
Share of income (loss)		(296)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		2,198
Share in net assets		2,198
Total assets		31,402
Total liabilities		23,823
Net assets		7,579
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (844)
DE Energia SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		CHILE
Percentage of ownership		49.00%
Effective percentage of ownership	[2]	49.00%
Acquisition cost		₩ 8,364
Book value [Abstract]
Acquisition		8,364
Disposal		0
Dividends received		0
Share of income (loss)		647
Other comprehensive income (loss)		(346)
Others (book value)		0
Ending balance		8,665
Share in net assets		6,854
Total assets		64,959
Total liabilities		50,971
Net assets		13,988
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		1,811
Sales of JointVentures		1,254
Profit (loss) for the period of JointVentures		₩ (2,645)
Dangjin Eco Power Co., Ltd. (newly)
Disclosure of joint ventures [Line Items]
Key operation activities	[12]	Power generation
Location	[12]	KOREA
Percentage of ownership	[12]	34.00%
Effective percentage of ownership	[2]	34.00%
Acquisition cost	[12]	₩ 25,661
Book value [Abstract]
Acquisition		9,180
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		16,481
Ending balance		25,661
Share in net assets		25,320
Total assets		99,907
Total liabilities		25,436
Net assets		74,471
Investment differential		341
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		107
Profit (loss) for the period of JointVentures		₩ (737)
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		49.00%
Effective percentage of ownership	[2]	49.00%
Acquisition cost		₩ 2,940
Book value [Abstract]
Acquisition		2,940
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		2,940
Share in net assets		2,940
Total assets		7,237
Total liabilities		1,237
Net assets		6,000
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ 0
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities	[13]	Power generation
Location	[13]	KOREA
Percentage of ownership	[13]	99.54%
Effective percentage of ownership	[2]	99.54%
Acquisition cost	[13]	₩ 10,800
Book value [Abstract]
Acquisition		10,800
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		10,800
Share in net assets		10,714
Total assets		10,764
Total liabilities		0
Net assets		10,764
Investment differential		86
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (11)
HORUS SOLAR, S.A. DE C.V.
Disclosure of joint ventures [Line Items]
Key operation activities		Renewable power generation
Location		MEXICO
Percentage of ownership		14.95%
Effective percentage of ownership	[2]	14.95%
Acquisition cost		₩ 3,403
Book value [Abstract]
Acquisition		3,403
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		3,403
Share in net assets		308
Total assets		10,566
Total liabilities		8,503
Net assets		2,063
Investment differential		3,095
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (7)
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.
Disclosure of joint ventures [Line Items]
Key operation activities		Renewable power generation
Location		MEXICO
Percentage of ownership		14.95%
Effective percentage of ownership	[2]	14.95%
Acquisition cost		₩ 672
Book value [Abstract]
Acquisition		672
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		672
Share in net assets		144
Total assets		3,848
Total liabilities		2,885
Net assets		963
Investment differential		528
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ 22
SUNMEX RENOVABLES, S.A. DE C.V.
Disclosure of joint ventures [Line Items]
Key operation activities	[14]	Renewable power generation
Location	[14]	MEXICO
Percentage of ownership	[14]	14.95%
Effective percentage of ownership	[2]	14.95%
Acquisition cost	[14]	₩ 222
Book value [Abstract]
Acquisition		222
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		222
Share in net assets		149
Total assets		3,170
Total liabilities		2,171
Net assets		999
Investment differential		73
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ 13
Stavro Holding II AB
Disclosure of joint ventures [Line Items]
Key operation activities		Holding company
Location		SWEDEN
Percentage of ownership		20.00%
Effective percentage of ownership	[2]	20.00%
Acquisition cost		₩ 5,524
Book value [Abstract]
Acquisition		5,524
Disposal		0
Dividends received		0
Share of income (loss)		(4)
Other comprehensive income (loss)		122
Others (book value)		(17)
Ending balance		5,625
Share in net assets		5,625
Total assets		28,141
Total liabilities		13
Net assets		28,128
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (18)

[1]	The effective percentage of ownership is more than 50%. However, according to the shareholders' agreement, all critical financial and operating decisions must be agreed to by all ownership parties. For this reason, the entities are classified as joint ventures.
[2]	The percentage of ownership shown above is after considering the treasury stocks and others.
[3]	Datang Chaoyang Renewable Power Co., Ltd. was merged with Datang KEPCO Chaoyang Renewable Power Co., Ltd. during the year ended December 31, 2018.
[4]	The Company reclassified its shares of KODE NOVUS I LLC to financial assets at FVOCI during the year ended December 31, 2018 due to non-participation of capital increase that resulted in loss of significant influence.
[5]	The Company sold all of its shares of KODE NOVUS II LLC during the year ended December 31, 2018.
[6]	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of KRW248 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.
[7]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.
[8]	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of KRW347 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.
[9]	The effective percentage of ownership is less than 20% but the Company has joint control over the entity as decisions on the major activities require the unanimous consent of the parties that collectively control the entity.
[10]	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of KRW21,827 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.
[11]	The effective percentage of ownership is more than 50%. However, according to the shareholders' agreement, all operation related decisions must be agreed by all ownership parties. For this reason, the entity is classified as a joint venture.
[12]	Eumseong Natural Gas Power Co., Ltd. and Dangjin Eco Solar Power Co., Ltd. were established by spin-off from Dangjin Eco Power Co., Ltd. After the spin-off, Eumseong Natural Gas Power Co., Ltd. was merged and absorbed by the Company during December 2019.
[13]	The temporary percentage of ownership is more than 50% due to differences in the timing of the payment. The Company is expected to exert significant influence after payment is completed in the first quarter of 2020.
[14]	The effective percentage of ownership is less than 20%. However, according to the shareholders' agreement, decisions on the major activities must be agreed to by all ownership parties. For this reason, the entities are classified as joint ventures.